Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provisions for income taxes
Federal income tax expense (benefit), at statutory rate													$ 834	$ 3,432	$ 1,983
Change resulting from:
Change in statutory rates													2,653	0	0
Loss of deferred tax assets due to Section 382 limitation													756
State income tax, net of federal benefit													95	4	(59)
Minority Interest													(609)	(165)	(588)
Valuation allowance of deferred tax assets													(95,111)
Officers' life insurance													470	1,374	1,151
True-up of deferred tax assets and liabilities													(314)	2,128	(603)
Return to provision adjustments													(117)	36	178
Other													(29)	152	64
Income tax expense (benefit)	$ (92,438)	$ 51	$ 35	$ 40	$ 7	$ (45)	$ 37	$ 7	$ (247)	$ 22	$ 135	$ 0	$ (92,312)	6	(90)
Immaterial Income Tax Error Correction
Change resulting from:
Loss of deferred tax assets due to Section 382 limitation														1,413	653
Valuation allowance of deferred tax assets														$ (5,620)	$ (567)